Expenses by nature	9 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Expenses by nature	Expenses by nature
The following table provides the additional disclosure required on the nature of expenses and their relationship to the function within the Group:

	Nine-month ended September 30, 2025 (unaudited)
	Cost of production of manufactured products (Note 5)					General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	4,198	12,436	11,603	33,959	62,196	34,588	9,853	106,637
Raw materials and consumables	—	1,815	19,493	4,953	26,261	—	—	26,261
Depreciation and amortization	478	3,681	3,947	95,959	104,065	18,281	1,129	123,475
Depreciation of right-of-use assets	—	37	48	7,956	8,041	11,932	51	20,024
Fuel, lubricants and others	402	1,474	1,181	23,664	26,721	621	207	27,549
Maintenance and repairs	1,057	3,595	3,662	25,191	33,505	4,526	574	38,605
Freights	516	6,457	2,644	258	9,875	—	49,801	59,676
Export taxes / selling taxes	—	—	—	—	—	—	25,627	25,627
Export expenses	—	—	—	—	—	—	9,395	9,395
Contractors and services	2,041	696	685	8,014	11,436	—	—	11,436
Energy transmission	—	—	—	—	—	—	1,684	1,684
Energy power	1,165	2,986	2,539	637	7,327	517	200	8,044
Professional fees	92	92	81	632	897	12,088	502	13,487
Other taxes	28	148	133	6,693	7,002	844	140	7,986
Contingencies	—	—	—	—	—	232	—	232
Lease expense and similar arrangements	168	885	127	—	1,180	1,421	641	3,242
Third parties raw materials	12,547	19,628	59,169	29,598	120,942	—	—	120,942
Tax recoveries	—	—	—	(3,826)	(3,826)	—	—	(3,826)
Others	1,014	2,391	2,125	7,125	12,655	4,964	11,512	29,131
Subtotal	23,706	56,321	107,437	240,813	428,277	90,014	111,316	629,607
Own agricultural produce consumed	28,002	87,536	53,617	119,210	288,365	—	—	288,365
Total	51,708	143,857	161,054	360,023	716,642	90,014	111,316	917,972

	Nine-month ended September 30, 2024 (unaudited)
	Cost of production of manufactured products (Note 5)					General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,941	11,935	10,222	34,870	60,968	27,417	7,670	96,055
Raw materials and consumables	—	742	19,131	5,132	25,005	—	—	25,005
Depreciation and amortization	3,445	3,809	4,042	111,520	122,816	18,172	1,137	142,125
Depreciation of right-of-use assets	—	40	—	6,607	6,647	13,563	578	20,788
Fuel, lubricants and others	233	1,362	1,298	27,881	30,774	848	342	31,964
Maintenance and repairs	1,396	3,892	4,156	28,011	37,455	3,656	655	41,766
Freights	179	10,143	2,576	375	13,273	—	53,783	67,056
Export taxes / selling taxes	—	—	—	—	—	—	26,792	26,792
Export expenses	—	—	—	—	—	—	11,334	11,334
Contractors and services	2,316	1,098	376	10,207	13,997	—	—	13,997
Energy transmission	—	—	—	—	—	—	1,769	1,769
Energy power	1,015	2,931	2,296	534	6,776	502	166	7,444
Professional fees	67	271	84	864	1,286	8,448	610	10,344
Other taxes	56	367	165	7,729	8,317	577	23	8,917
Contingencies	—	—	—	—	—	621	—	621
Lease expense and similar arrangements	182	865	153	—	1,200	1,211	525	2,936
Third parties raw materials	4,014	27,278	63,351	35,515	130,158	—	—	130,158
Tax recoveries	—	—	—	(4,975)	(4,975)	—	—	(4,975)
Others	601	2,348	2,276	6,856	12,081	3,943	10,127	26,151
Subtotal	17,445	67,081	110,126	271,126	465,778	78,958	115,511	660,247
Own agricultural produce consumed	32,195	122,380	59,589	152,100	366,264	—	—	366,264
Total	49,640	189,461	169,715	423,226	832,042	78,958	115,511	1,026,511